Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations
14. Discontinued Operations

In July, 2008, the Company and its Board of Directors made the decision to divest the operations of its subsidiary, Prima Bottled Water, Inc. (“Prima”) formerly Primo To Go, LLC. As a result, the related assets, liabilities and results of the operations of Prima are accounted for as discontinued operations. In December 2009, the Company completed the divesture by distributing the stock in Prima to existing shareholders of the Company. Each shareholder received a number of shares in Prima based upon such shareholder's proportionate ownership of our Series A, Series C and common stock on an as converted basis as of the date of distribution. This transaction is reflected as a dividend of subsidiary stock in the statement of stockholders' equity (deficit) in the amount of $2,050, the book value of the net assets of Prima as of the distribution date.

Net sales and operating results classified as discontinued operations were as follows:

	Year Ended December 31,
	2008	2009	2010
Net sales	$1,888	$561	$-
Cost of sales	4,456	428	-
Gross profit	(2,568)	133	-
Selling, general and administrative expenses	2,930	1,313	-
Impairment of assets held for sale	174	2,407	-
Operating loss	(5,672)	(3,587)	-
Interest (expense) income, net	(66)	(63)	-
Loss from discontinued operations, before income taxes	(5,738)	(3,650)	-
Provision for income taxes	-	-	-
Loss from discontinued operations	$(5,738)	$(3,650)	$-